MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2025
Available-for-sale financial assets [Abstract]
MARKETABLE SECURITIES [Text Block]

7. MARKETABLE SECURITIES

As at December 31, 2025, the Company held marketable securities with an aggregate fair value of $9,660 (December 31, 2024 - $1,079,200). The fair value of the marketable securities is determined by reference to published price quotations in an active market (classified as level 1 in the fair value hierarchy).